Organization and Description of Business - Schedule of Consolidated Financial Statement of the Company (Details)	12 Months Ended
Dec. 31, 2024
Baiya [Member]
Parent company
Place and date of incorporation	Cayman Island/ October 18, 2021
% of ownership	Parent
Principal activities	Investment holding
Ruifeng BVI [Member]
Parent company
Place and date of incorporation	BVI/October 25, 2021
% of ownership	100%
Principal activities	Investment holding
Juxing HK [Member]
Parent company
Place and date of incorporation	PRC – Hong Kong/ November 3, 2021
% of ownership	100%
Principal activities	Investment holding
Pengze WFOE [Member]
Parent company
Place and date of incorporation	PRC – Mainland China/December 9, 2021
% of ownership	100%
Principal activities	Consultancy and management support
Shenzhen Gongwuyuan Network Technology Co., Ltd. (“Gongwuyuan”) [Member]
Parent company
Place and date of incorporation	PRC – Mainland China/October 23, 2017
% of ownership	VIE
Principal activities	Human resource management consulting, labor outsourcing service, staffing and placement service, research, and development of Apps
Beijing Gongwuyuan Network Technology Co., Ltd [Member]
Parent company
Place and date of incorporation	PRC – Mainland China/September 28, 2021
% of ownership	100% owned by VIE
Principal activities	Internet technology development, information system consulting, software development
Dongguan Zhenggongfu Human Resources Co., Ltd. [Member]
Parent company
Place and date of incorporation	PRC – Mainland China/March 28, 2018
% of ownership	100% owned by VIE since March 1, 2020
Principal activities	Human resource management consulting, labor outsourcing service, staffing and placement service
Dongguan Gongwuyuan Yifang Talent Service Co., Ltd. [Member]
Parent company
Place and date of incorporation	PRC – Mainland China/December 27, 2018
% of ownership	100% owned by VIE
Principal activities	Human resource management consulting, labor outsourcing service, staffing and placement service
Ji’an Gongwuyuan Human Resource Service Co., Ltd. [Member]
Parent company
Place and date of incorporation	PRC – Mainland China/September 16, 2020	[1]
% of ownership	100% owned by VIE	[1]
Principal activities	Human resource management consulting, labor outsourcing service, staffing and placement service	[1]
Dongguan Gongwuyuan Business Service Co., Ltd. [Member]
Parent company
Place and date of incorporation	PRC – Mainland China/March 26, 2019
% of ownership	100% owned by VIE
Principal activities	Marketing
Hunan Gongwuyuan Youchuang Human Resource Service Co., Ltd. [Member]
Parent company
Place and date of incorporation	PRC – Mainland China/June 3, 2019
% of ownership	100% owned by VIE
Principal activities	Human resource management consulting, labor outsourcing service, staffing and placement service
Nanchang Gongwuyuan Business Service Co., Ltd. [Member]
Parent company
Place and date of incorporation	PRC – Mainland China/December 26, 2019
% of ownership	100% owned by VIE
Principal activities	Human resource management consulting, labor outsourcing service, staffing and placement service
Jiangxi Huizhong Human Resources Co., Ltd. [Member]
Parent company
Place and date of incorporation	PRC – Mainland China/May 21, 2020
% of ownership	100% owned by VIE
Principal activities	Human resource management consulting, labor outsourcing service, staffing and placement service
Guangdong Mili Education Consulting Service Co., Ltd. [Member]
Parent company
Place and date of incorporation	PRC – Mainland China/October 30, 2019
% of ownership	100% owned by VIE since July 20, 2020
Principal activities	Education consulting and marketing
Jiangxi Gongwuyuan Supply Chain Management Co., Ltd.
Parent company
Place and date of incorporation	PRC – Mainland China/September 14, 2020
% of ownership	100% owned by VIE
Principal activities	Logistic and shipping
Jiangxi Gongwuyuan Talent Service Co., Ltd.[Member]
Parent company
Place and date of incorporation	PRC – Mainland China/October 16, 2020
% of ownership	100% owned by VIE
Principal activities	Human resource management consulting, labor outsourcing service, staffing and placement service
Zhongshan Jushangyue Freight Forwarding Service Co., Ltd. [Member]
Parent company
Place and date of incorporation	PRC – Mainland China/July 22, 2020
% of ownership	100% owned by VIE since September 17, 2020
Principal activities	Logistic and storage service
Jiujiang Gongwuyuan Yifang Education Consulting Service Co., Ltd. [Member]
Parent company
Place and date of incorporation	PRC – Mainland China/April 14, 2021
% of ownership	100% owned by VIE
Principal activities	Education consulting and human resource management service
Dongguan Fusheng Supply Chain Co., Ltd. [Member]
Parent company
Place and date of incorporation	PRC – Mainland China/June 1, 2021	[1]
% of ownership	100% owned by VIE	[1]
Principal activities	Logistic and shipping	[1]
Dongguan Chenwang Supply Chain Co., Ltd. [Member]
Parent company
Place and date of incorporation	PRC – Mainland China/May 31, 2021	[1]
% of ownership	100% owned by VIE	[1]
Principal activities	Logistic and shipping	[1]
Dongguan Jida Supply Chain Co., Ltd. [Member]
Parent company
Place and date of incorporation	PRC – Mainland China/June 1, 2021	[1]
% of ownership	100% owned by VIE	[1]
Principal activities	Logistic and shipping	[1]
Shenzhen Aliyuncang Logistics Warehousing Co., Ltd. [Member]
Parent company
Place and date of incorporation	PRC – Mainland China/April 11, 2017
% of ownership	100% owned by VIE since June 24, 2021
Principal activities	Internet information technology development and supply chain management

[1]	Company had no operations or very minimal operations with no revenues as of December 31, 2024